Cash Restricted for Use	12 Months Ended
Dec. 31, 2018
Disclosure Of Additional Information [Abstract]
Cash Restricted for Use

	US Dollars
Figures in millions	2018	2017	2016

Non-current	35	37	36

Current
Cash restricted by prudential solvency requirements and other	24	18	16
Cash balances held by the Tropicana - joint venture	7	10	3
	31	28	19
Total cash restricted for use (note 33 and 34)	66	65	55